38916-P1 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM GLOBAL INCOME TRUST

Effective September 30, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following replaces all references to Albert Chan, Norman Boucher, and Robert Davis in the section titled “Your fund’s management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Sonal Desai, Ph.D.

Portfolio Manager, portfolio manager of the fund since 2024.

Patrick Klein, Ph.D.

Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following replaces all references to Albert Chan, Norman Boucher, and Robert Davis in the section titled “Who oversees and manages the fund? – Portfolio managers” in the Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Sonal Desai, Ph.D.	2024	Franklin Advisers 2009 - Present	Portfolio Manager
Patrick Klein, Ph.D.	2024	Franklin Advisers 2005 - Present	Portfolio Manager
3)	The following replaces all references to Albert Chan, Norman Boucher, and Robert Davis in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in the Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Sonal Desai*	8	$9,721,500,000	11	$8,417,300,000	5	$2,904,900,000
Patrick Klein*	12	$16,655,300,000	7	$1,776,200,000	8**	$5,189,100,000

*Information is provided as of August 31, 2024.

**1 account, with total assets of $1,226,900,000, pays an advisory fee based on account performance.

4)	The following replaces all references to Albert Chan, Norman Boucher, and Robert Davis in the section titled “PORTFOLIO MANAGERS – Ownership of securities” in the Fund’s SAI:
Portfolio manager(s)	Dollar range of fund shares owned
Sonal Desai*	None
Patrick Klein*	None
*Information is provided as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

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